Equity (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Equity Abstract
Schedule of composition shares

	06.30.2025	12.31.2024
Common shares	7,442,231,382	7,442,454,142
Preferred shares	5,446,501,379	5,602,042,788
Subscribed and fully paid shares	12,888,732,761	13,044,496,930

Schedule of changes in the profit reserves

	Legal	R&D reserve	Capital remuneration	Tax incentives	Profit retention	Additional dividends proposed	Total
Balance at January 1, 2024	12,846	3,397	8,428	1,998	43,038	2,934	72,641
Additional dividends proposed	−	−	(4,244)	−	−	(2,934)	(7,178)
Balance at June 30, 2024	12,846	3,397	4,184	1,998	43,038	−	65,463

Balance at January 1, 2025	12,846	3,397	−	2,128	41,598	1,477	61,446
Additional dividends proposed	−	−	−	−	−	(1,477)	(1,477)
Cancellation of treasury shares	−	−	−	−	(1,116)	−	(1,116)
Balance at June 30, 2025	12,846	3,397	−	2,128	40,482	−	58,853

Schedule of anticipation of dividends

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interim dividends	05.12.2025	06.02.2025	0.0543	700
Interim interest on capital	05.12.2025	06.02.2025	0.1057	1,363
Total anticipated dividends			0.1600	2,063

Schedule of dividend payable

	Jan-Jun/2025	Jan-Jun/2024
Consolidated opening balance of dividends payable	2,657	3,539
Opening balance of dividends payable to non-controlling shareholders	19	38
Opening balance of dividends payable to shareholders of Petrobras	2,638	3,501
Additions relating to complementary dividends	1,477	7,178
Additions relating to anticipated dividends	2,063	2,615
Payments made	(4,588)	(10,578)
Indexation to the Selic interest rate	149	385
Transfers to unclaimed dividends	(17)	(40)
Withholding income taxes over interest on capital and indexation to the Selic interest rate (1)	(146)	(166)
Translation adjustment	441	(601)
Closing balance of dividends payable to shareholders of Petrobras	2,017	2,294
Closing balance of dividends payable to non-controlling shareholders	11	1
Consolidated closing balance of dividends payable	2,028	2,295
(1) It includes US$ 2 over dividends paid and US$6 over dividends payable.

Schedule of unclaimed dividends

	Jan-Jun/2025	Jan-Jun/2024
Changes in unclaimed dividends
Opening balance	276	337
Prescription	(49)	(10)
Transfers from dividends payable	17	40
Translation adjustment	36	(42)
Closing Balance	280	325

Schedule of earnings per share

		Jan-Jun/2025			Jan-Jun/2024
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	6,183	4,525	10,708	2,559	1,879	4,438
Weighted average number of outstanding shares	7,442,231,382	5,446,501,379	12,888,732,761	7,442,231,382	5,466,560,112	12,908,791,494
Basic and diluted earnings per share - in U.S. dollars	0.83	0.83	0.83	0.34	0.34	0.34
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	1.66	1.66	1.66	0.68	0.68	0.68

		Apr-Jun/2025			Apr-Jun/2024
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	2,734	2,000	4,734	(198)	(146)	(344)
Weighted average number of outstanding shares	7,442,231,382	5,446,501,379	12,888,732,761	7,442,231,382	5,455,611,812	12,897,843,194
Basic and diluted earnings (losses) per share - in U.S. dollars	0.37	0.37	0.37	(0.03)	(0.03)	(0.03)
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	0.74	0.74	0.74	(0.06)	(0.06)	(0.06)
(1) Petrobras' ADSs are equivalent to two shares.